Related Party Transactions (Tables)	12 Months Ended
Mar. 27, 2020
Related Party Transactions [Abstract]
Schedule of Future Principal Repayments	The future principal repayments of related party debt as of March 27, 2020 are as follows:

2021	$25,000
2022	5,000
2023	3,000
2024	—
2025	9,700

Total	$42,700